Leases (Details) - USD ($)	1 Months Ended
	May 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019	Jan. 01, 2019
Disclosure Text Block [Abstract]
Operating lease, right-of-use asset		$ 612,051	$ 16,709,000	$ 144,972	$ 136,100
Debt instrument, term	7 years	12 years
Leases description		We enter into operating leases primarily for office and manufacturing facilities in California to support our customer development initiatives. Our leases, located in Pasadena, Alhambra and Lancaster, are leased under various agreements that extend for varying periods through 2023, with the option to extend our Lancaster lease through 2024. The extension option is reasonably certain to be exercised and included in the amounts recorded.